Operating and Capital Lease Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases
2019	$ 16,344
2020	9,107
2021	5,114
2022	2,863
2023	1,001
Thereafter	408
Total minimum lease payments	$ 34,837